YieldMax Universe Fund of Option Income ETFs
Schedule of Investments
July 31, 2026 (Unaudited)
EXCHANGE TRADED FUNDS - 98.8%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	2,295,791	$26,723,007
YieldMax AMZN Option Income ETF (a)	2,376,375	27,352,076
YieldMax BABA Option Income Strategy ETF (a)	413,822	3,512,107
YieldMax Bitcoin Option Income Strategy ETF (a)	461,353	8,452,910
YieldMax BRKB Option Income Strategy ETF (a)	95,007	3,881,254
YieldMax COIN Option Income Strategy ETF (a)	1,083,727	19,214,480
YieldMax GME Option Income Strategy ETF (a)	33,303	912,452
YieldMax HIMS Option Income Strategy ETF (a)	335,198	4,263,283
YieldMax HOOD Option Income Strategy ETF (a)	693,494	17,136,237
YieldMax JPM Option Income Strategy ETF (a)	1,248,394	18,189,101
YieldMax META Option Income Strategy ETF (a)	2,515,029	21,075,943
YieldMax MRNA Option Income Strategy ETF (a)	1,390,722	20,026,397
YieldMax MSFT Option Income Strategy ETF (a)	1,825,166	22,084,509
YieldMax NVDA Option Income Strategy ETF (a)	1,469,241	17,719,046
YieldMax NVDA Performance & Distribution Target 25 ETF (a)	43,442	2,086,085
YieldMax PLTR Option Income Strategy ETF (a)	819,281	23,308,544
YieldMax RBLX Option Income Strategy ETF (a)	45,799	406,695
YieldMax Russell 2000 ODTE Covered Call Strategy ETF (a)	362,314	13,612,137
YieldMax S&P 500 0DTE Covered Call Strategy ETF (a)	538,139	22,171,273
YieldMax SNOW Option Income Strategy ETF (a)	2,459,993	26,961,523
YieldMax Target 12 Big 50 Option Income ETF (a)	444,542	23,005,048
YieldMax Target 12 Real Estate Option Income ETF (a)	55,177	2,758,944
YieldMax Target 12 Semiconductor Option Income ETF (a)	35,914	3,182,340
YieldMax TSLA Option Income ETF (a)	680,869	14,345,910
YieldMax TSLA Performance & Distribution Target 25 ETF (a)	12,732	442,624
YieldMax XOM Option Income Strategy ETF (a)	1,258,421	14,169,820
YieldMax XYZ Option Income Strategy ETF (a)	890,549	23,038,503
		380,032,248

TOTAL EXCHANGE TRADED FUNDS (Cost $399,196,503)		380,032,248

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	3,879,846	3,879,846

TOTAL SHORT-TERM INVESTMENTS (Cost $3,879,846)		3,879,846

TOTAL INVESTMENTS - 99.8% (Cost $403,076,349)		$383,912,094
Other Assets in Excess of Liabilities - 0.2%		837,326
TOTAL NET ASSETS - 100.0%		$384,749,420

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

					Net Change
					In Unrealized
	Value as of			Realized	Appreciation/	Value as of	Dividend
	10/31/2025	Purchases	Sales	Gain (Loss)	(Depreciation)	7/31/2026	Income
YieldMax AAPL Option Income Strategy ETF	$26,506,026	$51,969,823	($47,303,301)	($4,481,584)	$32,043	$26,723,007	$4,341,627
YieldMax ABNB Option Income Strategy ETF (a)	26,004,305	17,935,988	(40,157,908)	(14,715,516)	10,933,131	—	4,592,601
YieldMax AI & Tech Portfolio Option Income ETF (a)	—	27,545,058	(27,239,733)	(305,325)	—	—	2,350,571
YieldMax AI Option Income Strategy ETF (a)	25,334,205	13,952,354	(23,555,789)	(16,452,812)	722,042	—	4,162,447
YieldMax AMD Option Income Strategy ETF (a)	26,679,515	32,103,286	(58,228,127)	4,032,370	(4,587,044)	—	10,271,628
YieldMax AMZN Option Income Strategy ETF	28,544,328	52,033,289	(49,139,546)	(11,487,783)	7,401,788	27,352,076	5,268,450
YieldMax BABA Option Income Strategy ETF	25,434,628	6,144,410	(23,533,794)	(5,556,257)	1,023,120	3,512,107	2,803,391
YieldMax Bitcoin Option Income Strategy ETF	26,001,466	44,396,484	(47,839,588)	(22,433,545)	8,328,093	8,452,910	4,295,978
YieldMax BRKB Option Income Strategy ETF	25,904,218	28,933,389	(49,461,979)	(2,920,517)	1,426,143	3,881,254	1,543,789
YieldMax COIN Option Income Strategy ETF	25,551,075	71,610,303	(54,790,424)	(31,641,194)	8,484,720	19,214,480	6,327,697
YieldMax CRCL Option Income Strategy ETF (a)	24,229,921	50,557,567	(73,667,566)	(3,713,025)	2,593,103	—	8,762,197
YieldMax Crypto Industry & Tech Portfolio Option Income ETF (a)	—	24,825,665	(24,927,052)	101,387	—	—	2,474,638
YieldMax CVNA Option Income Strategy ETF (a)	24,412,349	3,230,706	(27,303,675)	(6,273,318)	5,933,938	—	4,321,954
YieldMax DIS Option Income Strategy ETF (a)	26,685,245	1,427,446	(25,460,772)	(8,659,298)	6,007,379	—	1,953,048
YieldMax DKNG Option Income Strategy ETF (a)	23,490,491	6,591,924	(23,266,181)	(17,545,900)	10,729,666	—	3,881,969
YieldMax GME Option Income Strategy ETF	24,936,574	3,985,729	(23,811,431)	(6,273,408)	2,074,988	912,452	3,600,813
YieldMax Gold Miners Option Income Strategy ETF (a)	24,030,155	20,006,505	(41,267,276)	(1,946,277)	(823,107)	—	3,949,318
YieldMax GOOGL Option Income Strategy ETF (a)	27,886,142	29,955,795	(57,156,629)	1,715,062	(2,400,370)	—	4,734,193
YieldMax HIMS Option Income Strategy ETF	23,278,053	53,883,835	(50,903,239)	(24,629,928)	2,634,562	4,263,283	8,393,837
YieldMax HOOD Option Income Strategy ETF	26,766,129	56,484,340	(45,066,823)	(15,425,858)	(5,621,551)	17,136,237	9,413,615
YieldMax Innovation Option Income Strategy ETF (a)	26,033,090	31,499,772	(49,269,382)	(9,512,604)	1,249,124	—	5,757,753
YieldMax JP Option Income Strategy ETF	26,825,849	35,208,276	(39,940,003)	(5,480,477)	1,575,456	18,189,101	2,633,876
YieldMax MARA Option Income Strategy ETF (a)	22,555,231	38,942,955	(44,531,321)	(29,088,917)	12,122,052	—	10,327,836
YieldMax META Option Income Strategy ETF	23,697,698	42,775,029	(37,196,363)	(11,676,498)	3,476,077	21,075,943	3,511,702
YieldMax MRNA Option Income Strategy ETF	25,857,331	56,179,467	(58,329,345)	(2,734,409)	(946,647)	20,026,397	11,976,952
YieldMax MSFT Option Income Strategy ETF	26,555,792	39,494,594	(40,085,334)	(7,659,272)	3,778,729	22,084,509	3,104,035
YieldMax MSTR Option Income Strategy ETF (a)	23,615,760	38,393,083	(43,299,095)	(43,207,188)	24,497,440	—	6,299,054
YieldMax MSTR Performance & Income Target 25 ETF (a)	—	4,481,868	(3,918,536)	(563,332)	—	—	172,296
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF (a)	—	22,337,157	(21,753,123)	(584,034)	—	—	1,110,265
YieldMax NFLX Option Income Strategy ETF (a)	24,211,003	36,586,774	(52,490,522)	(12,617,772)	4,310,517	—	4,306,876
YieldMax NVDA Option Income Strategy ETF	28,231,056	39,346,090	(43,070,799)	(10,205,705)	3,418,404	17,719,046	4,461,949
YieldMax NVDA Performance & Distribution Target 25 ETF	—	5,932,749	(3,642,406)	(147,887)	(56,371)	2,086,085	103,771
YieldMax PLTR Option Income Strategy ETF	28,071,562	68,494,248	(56,831,028)	(12,689,756)	(3,736,482)	23,308,544	7,402,425

YieldMax PYPL Option Income Strategy ETF (a)	26,019,128	32,320,333	(47,554,995)	(23,399,852)	12,615,386	—	4,439,830
YieldMax RBLX Option Income Strategy ETF	22,587,349	10,031,882	(19,216,399)	(19,727,298)	6,731,161	406,695	3,601,704
YieldMax RDDT Option Income Strategy ETF (a)	26,745,968	5,420,439	(22,640,259)	(9,323,005)	(203,143)	—	4,559,049
YieldMax Russell 2000 ODTE Covered Call Strategy ETF	—	34,824,325	(19,945,192)	(1,193,139)	(73,857)	13,612,137	1,238,828
YieldMax S&P 500 0DTE Covered Call Strategy ETF	—	22,955,520	(419,782)	(112)	(364,353)	22,171,273	673,927
YieldMax Semiconductor Portfolio Option Income ETF (a)	—	40,085,203	(41,586,447)	1,501,244	—	—	2,478,678
YieldMax SMCI Option Income Strategy ETF (a)	24,446,655	53,069,620	(56,315,548)	(30,463,608)	9,262,881	—	8,412,753
YieldMax SNOW Option Income Strategy ETF	28,144,172	48,217,623	(38,668,183)	(15,085,938)	4,353,849	26,961,523	6,302,255
YieldMax Target 12 Big 50 Option Income ETF	—	23,801,842	(464,797)	(568)	(331,429)	23,005,048	246,618
YieldMax Target 12 Real Estate Option Income ETF	—	40,450,486	(36,302,007)	(1,383,219)	(6,316)	2,758,944	369,453
YieldMax Target 12 Semiconductor Option Income ETF	—	15,263,345	(12,783,563)	257,039	445,519	3,182,340	290,682
YieldMax TSLA Option Income Strategy ETF	26,837,502	38,283,969	(41,805,799)	(6,626,549)	(2,343,213)	14,345,910	4,745,395
YieldMax TSLA Performance & Distribution Target 25 ETF	—	1,189,786	(660,483)	3,091	(89,770)	442,624	14,570
YieldMax TSM Option Income Strategy ETF (a)	26,005,472	61,470,830	(82,862,290)	(5,423,700)	809,688	—	6,434,825
YieldMax Ultra Option Income Strategy ETF (a)	—	40,514,612	(36,641,798)	(3,872,814)	—	—	3,416,041
YieldMax XOM Option Income Strategy ETF (a)	26,656,633	44,482,967	(59,714,105)	(925,259)	3,669,584	14,169,820	2,848,265
YieldMax XYZ Option Income Strategy ETF	25,671,846	38,962,920	(33,800,861)	(19,660,093)	11,864,691	23,038,503	8,579,763
Totals	950,443,922	$1,608,591,660	($1,859,820,598)	($470,104,357)	$150,921,621	$380,032,248	$217,265,187

(a)	Security was affiliated during the period but is no longer held as of July 31, 2026.